Annual Operating Expenses {- Fidelity Health Savings Fund} - 09.30 Fidelity Health Savings Fund Class K PRO-02 - Fidelity Health Savings Fund - Class K	Nov. 28, 2020
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.03%
Total annual operating expenses	0.38%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.